Acquisition (Tables)	12 Months Ended
Mar. 31, 2026
Acquisition [Abstract]
Schedule of Identified Assets Acquired and Liabilities Assumed

The following table summarizes the consideration transferred for the acquisition and the amounts of identified assets acquired and liabilities assumed at the acquisition date:

Fair value of consideration transferred:
Cash	$10,000,000
Total purchase consideration	$10,000,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$145,532
Prepayment	1,142
Prepayments for software development costs	802,817
Intangible asset	2,338,028
Other payables and accrued liabilities	(119,882)
Amounts due to related parties	(6,654)
Contract liabilities	(1,741,094)
Deferred tax liability	(584,507)
Total identifiable net assets	$835,382
Goodwill	$9,164,618

Schedule of Pro Forma Financial Information	The unaudited supplemental pro forma information is presented for illustrative purposes only and does not necessarily indicate the results of operations that would have been achieved had the acquisition been completed on April 1, 2024, nor is it indicative of future operating results.
	March 31,
	2026	2025
Revenue	$2,744,284	$4,338,827
Net (loss) income	$(4,450,926)	$1,616,505